Loans Payable (Tables)	6 Months Ended
Jun. 30, 2024
Loans Payable [Abstract]
Schedule of Loans Payable	At June 30, 2024 and December 31, 2023, loans payable consisted of the following.
	June 30, 2024	December 31, 2023
	(Unaudited)
Loan payable	$2,545,615	$493,159
Non-current loan payable	-	2,113,539
Total	$2,545,615	$2,606,698